                November 1, 2017

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Harbor Funds - Post-Effective Amendment No. 132

1933 Act Registration No. 33-5852

1940 Act Registration No. 811-4676

Ladies and Gentlemen:

On behalf of Harbor High-Yield Opportunities Fund, a newly formed series of Harbor Funds (the “Trust”), in accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, the Trust certifies that:

a.	the form of the Trust’s Harbor High-Yield Opportunities Fund Prospectus that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 132 to the Trust’s registration statement on Form N-1A; and

b.	the text of Post-Effective Amendment No. 132 to the Trust’s registration statement was filed with the Commission via EDGAR on October 31, 2017 (Accession No. 0001193125-17-327449) with an effective date of November 1, 2017.

If you have any questions or comments concerning the foregoing or the attached, please contact the undersigned at (312) 443-4428.

Sincerely,

Jodie L. Crotteau
Assistant Secretary

Cc:	Christopher P. Harvey, Esq.

Stephanie Capistron, Esq.

Dechert LLP

Charles F. McCain, Esq.

Anmarie S. Kolinski

Erik D. Ojala, Esq.

Harbor Funds

P.O. Box 804660 | Chicago, Illinois 60680-4108

800-422-1050 | www.harborfunds.com

Distributed by Harbor Funds Distributors, Inc.